Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Disaggregated Revenue	During the year ended December 31, 2023, the Company recognized the following in disaggregated revenue (in thousands):
Battery systems and components sales	$494
Retail charging services	2
Total revenue	$496